Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares	Additional paid-in Capital	Accumulated Other comprehensive loss	Accumulated deficit	Non-controlling interest	Total
BALANCE at Jun. 30, 2021	$ 100	$ 256		$ (3,997,993)		$ (3,997,637)
BALANCE (in Shares) at Jun. 30, 2021	10,000,000
Issuance of shares upon initial public offering and over allotment, net	$ 26	22,200,060				22,200,086
Issuance of shares upon initial public offering and over allotment, net (in Shares)	2,625,000
Issuance of warrants		301,085				301,085
Issuance of shares upon conversion of convertible bonds	$ 3	3,249,997				3,250,000
Issuance of shares upon conversion of convertible bonds (in Shares)	342,105
Share-based compensations		2,757,907				2,757,907
Capital contribution from non-controlling interest of a subsidiary, net					164,000	164,000
Exercise of warrants	$ 1	(1)
Exercise of warrants (in Shares)	45,761
Net loss				(7,445,943)	(148,612)	(7,594,555)
BALANCE at Jun. 30, 2022	$ 130	28,509,304		(11,443,936)	15,388	17,080,886
BALANCE (in Shares) at Jun. 30, 2022	13,012,866
Share-based compensations		922,623				922,623
Capital contribution from non-controlling interest of a subsidiary, net					134,913	134,913
Net loss				(5,871,130)	(191,199)	(6,062,329)
Foreign currency translation adjustment			(86,658)			(86,658)
BALANCE at Jun. 30, 2023	$ 130	29,431,927	(86,658)	(17,315,066)	(40,898)	$ 11,989,435
BALANCE (in Shares) at Jun. 30, 2023	13,012,866					13,012,866
Share-based compensations		449,311				$ 449,311
Capital contribution from non-controlling interest of a subsidiary, net					102,282	102,282
Net loss				(4,301,837)	(61,384)	(4,363,221)
Foreign currency translation adjustment			40,892			40,892
BALANCE at Jun. 30, 2024	$ 130	$ 29,881,238	$ (45,766)	$ (21,616,903)		$ 8,218,699
BALANCE (in Shares) at Jun. 30, 2024	13,012,866					13,012,866